Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Buffalo Funds

Supplement dated December 5, 2022
to the
Prospectus and Statement of Additional Information (“SAI”)
dated July 29, 2022

On October 24, 2022, Mr. John Kornitzer resigned as President of Kornitzer Capital Management, Inc. (the "Adviser"), the investment adviser to each series of the Buffalo Funds (the “Trust”). The Board of Directors of the Adviser appointed Mr. Joe Neuberger as the President of the Adviser on October 24, 2022. The personnel changes were made as part of a predetermined succession plan. Accordingly, all references to Mr. Kornitzer as President of the Adviser in the Funds’ Prospectus and SAI are hereby removed. Mr. Kornitzer will continue to serve as Chairman of the Board of Directors of the Adviser and as a Co-Portfolio Manager of the Buffalo Flexible Income Fund.

Also, on November 17, 2022, the Board of Trustees (the “Board”) of the Trust accepted the resignation of Mr. Kent W. Gasaway from his role as President and Treasurer of the Trust effective as of November 17, 2022. The Board also appointed Ms. Laura Symon Browne as the Trust’s President and Treasurer effective as of November 17, 2022. Mr. Gasaway will continue to serve as a Senior Vice President of the Adviser. These personnel changes were also made as part of a predetermined succession plan.

The following table in the section of the Fund’s SAI entitled “Management of the Funds - Trustees and Officers” is hereby replaced with the following:

MANAGEMENT OF THE FUNDS

Trustees and Officers

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
INTERESTED TRUSTEE
Robert J. Male(1) 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1963	Trustee	Indefinite term and served since April 2020.	Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 1991 – present.	10	None
INDEPENDENT TRUSTEES
Philip J. Kennedy 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1945	Trustee	Indefinite term and served since May 1995.	Business Consultant.	10	None
Rachel F. Lupardus 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1972	Trustee	Indefinite term and served since October 2015.	Chief Operating Officer/Chief Financial Officer, Trozzolo Communications Group (marketing communications agency), 2015 – present.	10	None

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Jeffrey D. Yowell 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1967	Chairman Trustee	One year term and served since December 31, 2017. Indefinite term and served since October 2015.	President and Owner, Getter Farms, LLC (agriculture and farm-related operations), 2007 – present.	10	None
OFFICERS
Laura Symon Browne 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1971	President and Treasurer	Indefinite term and served since November 2022.	President and Treasurer, Buffalo Funds, 2022 – present; Principal, Head of National Broker/Dealer Key Accounts, Vanguard (financial services firm) 2013 – 2022.	10	None
Fred Coats 5420 West 61st Place Shawnee Mission, KS 66205 Year of Birth: 1965	Chief Compliance Officer Anti-Money Laundering Officer Secretary	Indefinite term and served since May 2015. Indefinite term and served since May 2015. Indefinite term and served since August 2019.	Chief Compliance Officer, Kornitzer Capital Management, Inc. (management company) May 2015 – present.	N/A	N/A

(1)    Mr. Robert J. Male is deemed to be an “interested person” of the Funds as that term is defined in the 1940 Act, by virtue of the fact that he is an employee and stockholder of the Advisor.

Please retain this supplement with your Prospectus and SAI.
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